CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS - OPERATING ACTIVITIES
Net profit	$ 63,190	$ 98,773
Income and expense items not involving cash flows:
Depreciation and amortization	107,470	102,087
Effect of indexation, translation and fair value measurement on debt	(6,537)	11,761
Other income, net	(1,600)	(653)
Changes in assets and liabilities:
Trade accounts receivable	(10,262)	(7,713)
Other current assets	9,083	(11,746)
Inventories	(9,405)	267
Trade accounts payable	3,909	(10,658)
Deferred revenue and customers' advances	(6,178)	(13,299)
Employee related liabilities and other current liabilities	9,136	3,776
Long-term employee related liabilities	(194)	(491)
Deferred tax, net	(6,682)	(5,670)
Net cash provided by operating activities	151,930	166,434
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net	(80,195)	(81,660)
Investments in marketable securities and other assets, net	(30,451)
Net cash used in investing activities	(110,646)	(81,660)
CASH FLOWS - FINANCING ACTIVITIES
Exercise of warrants and options, net	684	27,010
Proceeds from loans	99,964
Loans repayment	(101,314)	(11,245)
Principal payments on account of capital lease obligation	(1,497)
Debentures repayment		(6,215)
Dividend paid to Panasonic		(4,378)
Net cash provided by (used in) financing activities	(2,163)	5,172
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	1,798	4,280
INCREASE IN CASH AND CASH EQUIVALENTS	40,919	94,226
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	445,961	389,377
CASH AND CASH EQUIVALENTS - END OF PERIOD	486,880	483,603
NON-CASH ACTIVITIES:
Investments in property and equipment	33,493	25,256
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest, net	2,376	6,308
Cash paid during the period for income taxes, net	$ 2,139	$ 9,814